Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities	Accrued liabilities consisted of the following:
	June 30, 2023	December 31, 2022
Accrued compensation	$404,364	$1,501,736
Accrued professional fees	702,944	794,021
Accrued insurance	201,989	590,936
Accrued sales and property taxes	1,294,305	171,660
Accrued interest and penalties	4,320,690	-
Other accrued expenses	385,759	84,624
Total accrued expenses	$7,310,051	$3,142,977